Losses and Loss Adjustment Expenses - Total Losses and Loss Adjustment Expense Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Outstanding losses	$ 5,127,849	$ 5,249,565
IBNR	5,277,503	4,651,649
ULAE	385,702	352,634
Fair value adjustments - acquired companies	(143,183)	(167,511)
Fair value adjustments - fair value option	(54,589)	(217,933)
Total	10,593,282	9,868,404	$ 9,048,796	$ 7,100,488
Loss and loss adjustment expenses	8,140,362	7,247,282
Loss and loss adjustment expenses, at fair value	2,452,920	2,621,122
Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Outstanding losses	4,440,425	4,407,082
IBNR	4,641,500	3,945,407
ULAE	333,913	331,494
Total	9,432,525	8,683,983	8,132,941	6,390,218
Legacy Underwriting
Liability for Claims and Claims Adjustment Expense [Line Items]
Outstanding losses	687,424	842,483
IBNR	636,003	706,242
ULAE	35,101	21,140
Total	1,358,529	1,569,865	$ 1,505,125	$ 1,142,024
Operating Segments | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Outstanding losses	4,440,425	4,407,082
IBNR	4,641,500	3,945,407
ULAE	350,600	331,494
Fair value adjustments - acquired companies	0	0
Fair value adjustments - fair value option	0	0
Total	9,432,525	8,683,983
Loss and loss adjustment expenses	6,925,016	5,844,928
Loss and loss adjustment expenses, at fair value	2,507,509	2,839,055
Operating Segments | Legacy Underwriting
Liability for Claims and Claims Adjustment Expense [Line Items]
Outstanding losses	687,424	842,483
IBNR	636,003	706,242
ULAE	35,102	21,140
Fair value adjustments - acquired companies	0	0
Fair value adjustments - fair value option	0	0
Total	1,358,529	1,569,865
Loss and loss adjustment expenses	1,358,529	1,569,865
Loss and loss adjustment expenses, at fair value	0	0
Corporate & Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Outstanding losses	0	0
IBNR	0	0
ULAE	0	0
Fair value adjustments - acquired companies	(143,183)	(167,511)
Fair value adjustments - fair value option	(54,589)	(217,933)
Total	(197,772)	(385,444)
Loss and loss adjustment expenses	(143,183)	(167,511)
Loss and loss adjustment expenses, at fair value	$ (54,589)	$ (217,933)